Effective immediately, the last paragraph of the cover page of the prospectus is restated in its entirety as follows:

The Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved the fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

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